Note 9. Convertible Notes Payable (Details) - Schedule of Convertible Debt (Convertible Debt [Member], USD $)	12 Months Ended
Dec. 31, 2014
Convertible Note 7 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Convertible Debt [Line Items]
Maturity Date	Jun. 30, 2016
Interest Rate	10.00%
Conversion Rate Per Share (in Dollars per share)	$ 0.005
Amount of Note	$ 162,947
Convertible Note 8 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Convertible Debt [Line Items]
Maturity Date	Dec. 31, 2016
Interest Rate	10.00%
Conversion Rate Per Share (in Dollars per share)	$ 2.00
Amount of Note	202,160
Convertible Note Payable 7 & 8 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Convertible Debt [Line Items]
Interest Rate	10.00%
Amount of Note	$ 365,107